Supplemental Oil and Gas Information (Unaudited) - Additional Information (Details) MBoe in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) MBoe Well	Dec. 31, 2023 USD ($) MBoe Well
Oil and Gas, Proved Reserve, Quantity [Line Items]
Revisions of previous estimates (Energy)	473	(71)
Extensions, discoveries and other additions (Energy)	10	457
Number of gross well locations | Well	1	14
Costs incurred oil and natural gas property acquisition | $	$ 0	$ 0
Revisions to Changes in Commodity Prices
Oil and Gas, Proved Reserve, Quantity [Line Items]
Revisions of previous estimates (Energy)	(47)	(97)
Revisions to Changes in Projected Well Performance
Oil and Gas, Proved Reserve, Quantity [Line Items]
Revisions of previous estimates (Energy)	520	26
Proved Developed and Undeveloped Reserve Conversion of Reserves
Oil and Gas, Proved Reserve, Quantity [Line Items]
Extensions, discoveries and other additions (Energy)	10	457